INVESTOR AGREEMENT AND PROMISSORY NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
INVESTOR AGREEMENT AND PROMISSORY NOTES

6. INVESTOR AGREEMENT AND PROMISSORY NOTES

On November 17, 2018, the Company entered into an Agreement with the Sponsor and the Investor. Pursuant to the Agreement, the Sponsor transferred an aggregate of 1,500,000 Founders Shares to the Investor in exchange for the agreements set forth below and aggregate cash consideration of $1.00.

Pursuant to the Agreement, the Sponsor agreed to extend the period of time the Company has to consummate a Business Combination up to two times for an aggregate of up to six months and the Investor agreed to loan the Company the funds necessary to obtain the extensions (the “Extensions”). On November 20, 2018 and February 21, 2019, the Company issued unsecured promissory notes (the “Initial Notes”) in favor of the Investor, in the original principal amount of $690,000 each (or an aggregate of $1,380,000), to provide the Company the funds necessary to obtain an aggregate of six-months of Extensions. Pursuant to the Agreement, the Investor has also agreed to loan the Company all funds necessary to pay expenses incurred in connection with and in order to consummate a Business Combination (the “Business Combination Expenses”) and such loans will be added to the Initial Notes.

In connection with the stockholders’ approval of the extended date of August 22, 2019, the Company issued another unsecured promissory note (the “Second Note”) in favor of the Investor in order to pay for part of the third extension payment in the original principal amount of $6,814.

On December 31, 2019, the Company issued an unsecured promissory note, as amended on March 31, 2020, June 30,2020 and September 30, 2020, (the “Third Note” and, together with the Initial Notes and the Second Note, the “Extension Notes”) in favor of the Investor in the aggregate principal amount of $317,547 in order to pay for part of the extension payments. Through September 30, 2020, the Investor loaned the Company an aggregate of $306,492, of which $124,717 was loaned during the nine months ended September 30, 2020 to pay for part of the extension payments through September 23, 2020 and $32,967 was loaned during the nine months ended September 30, 2020 to pay for extension related costs. In October 2020, the Investor loaned the Company an additional $11,055 to pay for part of the extension through November 23, 2020.

If the Company does not consummate a Business Combination, all outstanding loans under the Extension Notes will be forgiven, except to the extent of any funds held outside of the Trust Account after paying all other fees and expenses of the Company incurred prior to the date of such failure to consummate a Business Combination.

As of September 30, 2020, the outstanding balance under the Extension Notes amounted to an aggregate of $1,693,306.

The Sponsor has agreed to be responsible for all liabilities of the Company effective November 17, 2018, except for liabilities associated with the possible redemption of shares by the Company’s shareholders, as described in the Company’s Amended and Restated Certificate of Incorporation. The Sponsor has also agreed to loan the Company the funds necessary to pay the expenses of the Company other than the Business Combination Expenses through the closing of a Business Combination when and as needed in order for the Company to continue in operation (the “Non-Business Combination Related Expenses”). Upon consummation of a Business Combination, up to $200,000 of the Non-Business Combination Related Expenses will be repaid by the Company to the Sponsor provided that the Company has funds available to it sufficient to repay such expenses (the “Cap”) as well as to pay for all stockholder redemptions, all Business Combination Expenses, repayment of the Extension Notes, and any funds necessary for the working capital requirements of the Company following closing of the Business Combination. Any remaining amounts in excess of the Cap will be forgiven. On December 31, 2019, the Company issued an unsecured promissory note to the Sponsor, as amended on March 31, 2020, June 30, 2020 and September 30, 2020, in the principal amount of $837,057 to pay for Non-Business Combination Related Expenses incurred through September 30, 2020 and expenses incurred thereafter. If the Company does not consummate a Business Combination, all outstanding loans made by the Sponsor to cover the Non-Business Combination Related Expenses will be forgiven, except as set forth above.

Through September 30, 2020, AZ Property Partners loaned the Company an aggregate of $758,060, of which $124,717 was loaned during the nine months ended September 30, 2020 to pay for part of the extension payments through September 23, 2020 and $217,202 was loaned during the nine months ended September 30, 2020 to pay for Non-Business Combination Related Expenses. In October 2020, AZ Property Partners loaned the Company an additional $11,055 to pay for part of the extension through November 23, 2020 and an additional $67,942 to pay for Non-Business Combination Related Expenses.

As of September 30, 2020, the outstanding balance under promissory note with AZ Property Partners amounted to $758,060.

6. INVESTOR AGREEMENT AND PROMISSORY NOTES

On November 17, 2018, the Company entered into an Agreement with the Sponsor and the Investor. Pursuant to the Agreement, the Sponsor transferred an aggregate of 1,500,000 Founders Shares to the Investor in exchange for the agreements set forth below and aggregate cash consideration of $1.00.

Pursuant to the Agreement, the Sponsor agreed to extend the period of time the Company has to consummate a Business Combination up to two times for an aggregate of up to six months and the Investor agreed to loan the Company the funds necessary to obtain the extensions (the “Extensions”). On November 20, 2018 and February 21, 2019, the Company issued unsecured promissory notes (the “Initial Notes”) in favor of the Investor, in the original principal amount of $690,000 each (or an aggregate of $1,380,000), to provide the Company the funds necessary to obtain an aggregate of six-month Extensions. Pursuant to the Agreement, the Investor has also agreed to loan the Company all funds necessary to pay expenses incurred in connection with and in order to consummate a Business Combination (the “Business Combination Expenses”) and such loans will be added to the Notes.

In connection with the stockholders’ approval of the extended date of August 22, 2019, the Company issued another unsecured promissory note (the “Second Note”) in favor of the Investor in order to pay for part of the third extension payment in the original principal amount of $6,814.

On December 31, 2019, the Company issued an unsecured promissory note (the “Third Note” and, together with the Initial Notes and the Second Note, the “Extension Notes”) in favor of the Investor in the aggregate principal amount of $178,952 in order to pay for part of the extension payments. Through December 31, 2019, the Investor loaned the Company an aggregate amount of $118,667 under the Third Note to pay for part of the extension payment in connection with the Extension to November 22, 2019.

In November 2019, in connection with the stockholders’ approval of the extended date of March 23, 2020, the Investor loaned the Company an additional $30,142 under the Third Note to pay for part of the extension through December 22, 2019. In January and February 2020, the Investor loaned the Company an additional $60,285 to pay for part of the extension through March 23, 2020.

In March 2020, in connection with the stockholders’ approval of the Extended Date of July 23, 2020, AZ Property Partners loaned the Company an additional $11,611 under the Third Note to pay for part of the extension through April 23, 2020.

If the Company does not consummate a Business Combination, all outstanding loans under the Extension Notes will be forgiven, except to the extent of any funds held outside of the Trust Account after paying all other fees and expenses of the Company incurred prior to the date of such failure to consummate a Business Combination.

As of December 31, 2019, the outstanding balance under the Extension Notes amounted to an aggregate of $1,535,623.

The Sponsor has agreed to be responsible for all liabilities of the Company effective November 17, 2018, except for liabilities associated with the possible redemption of shares by the Company’s shareholders, as described in the Company’s Amended and Restated Certificate of Incorporation. The Sponsor has also agreed to loan the Company the funds necessary to pay the expenses of the Company other than the Business Combination Expenses through the closing of a Business Combination when and as needed in order for the Company to continue in operation (the “Non-Business Combination Related Expenses”). Upon consummation of a Business Combination, up to $200,000 of the Non-Business Combination Related Expenses will be repaid by the Company to the Sponsor provided that the Company has funds available to it sufficient to repay such expenses (the “Cap”) as well as to pay for all stockholder redemptions, all Business Combination Expenses, repayment of the Extension Notes, and any funds necessary for the working capital requirements of the Company following closing of the Business Combination. Any remaining amounts in excess of the Cap will be forgiven. On December 31, 2019, the Company issued an unsecured promissory note to the Sponsor in the original principal amount of $446,283 to pay for Non-Business Combination Related Expenses. Of the amount loaned to the Company, $117,333 was used in order to pay for part of the extension payments in connection with the Extension to November 22, 2019. If the Company does not consummate a Business Combination, all outstanding loans made by the Sponsor to cover the Non-Business Combination Related Expenses will be forgiven, except as set forth above.

In November 2019, in connection with the stockholders’ approval of the extended date of March 23, 2020, AZ Property Partners loaned the Company an additional $30,143 to pay for part of the extension through December 2019. In January and February 2020, AZ Property Partners loaned the Company an aggregate additional amount of $60,285 to pay for part of the extension through March 23, 2020.

In March 2020, in connection with the stockholders’ approval of the Extended Date of July 23, 2020, AZ Property Partners loaned the Company an additional $11,611 under the Second Note to pay for part of the extension through April 23, 2020.

As of December 31, 2019, the outstanding balance under promissory note amounted to $416,141.